Commitments and Contingencies - Future Minimal Purchase, Lease and Rental Commitments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 2,286
2019	1,953
2002	202
2021	169
2022	110
Total	$ 4,720